Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of deferred revenue [abstract]
Deferred Revenue, Beginning Balance	₩ 11,548,855	₩ 10,974,845
Increase	2,924,341	1,317,061
Recognized as revenue	(820,631)	(743,051)
Deferred Revenue, Ending Balance	₩ 13,652,565	₩ 11,548,855